UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10527
                                                     ---------

                     UBS Equity Opportunity Fund II, L.L.C.
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               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
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                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2009
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                                                              UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                         (UNAUDITED)
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                                                                                                                  SEPTEMBER 30, 2009

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                                                                                                                REALIZED AND
                                                                                                                 UNREALIZED
                                                                                                                GAIN/(LOSS)
                                                                                            % OF MEMBERS'           FROM
            INVESTMENT FUND                                  COST           FAIR VALUE        CAPITAL           INVESTMENTS
--------------------------------------------------------  ------------     ------------     -------------     ----------------
LONG/SHORT EQUITY
Alydar QP Fund, L.P.                                      $ 18,000,000     $ 18,204,269         8.67%           $   905,807
Alysheba QP Fund, L.P.                                       6,000,000        5,748,954         2.74                845,895
Artis Aggressive Growth (Institutional),  L.P.               5,000,000        7,720,353         3.68              4,739,845
Axial Capital Institutional, L.P.                           11,880,215       11,547,491         5.50             (1,490,394)
Brant Point Fund, L.L.C.                                    20,000,000       22,362,086        10.65              4,363,131
Cobalt Partners, L.P.                                       10,200,692       19,902,980         9.48              2,177,008
GCore Capital Partners, LP.                                  9,000,000        9,558,329         4.55                558,329
JANA Partners Qualified, L.P. (c)                              417,148           43,681         0.02                (38,204)
JANA Piranha Fund, L.P.                                      1,016,490        1,000,615         0.48                (20,858)
MSG Partners, L.P.                                           5,500,000        5,475,843         2.61                (24,157)
Southpoint Qualified Fund, L.P.                             22,000,000       25,303,092        12.05              4,869,744
Spindrift Partners, L.P.                                     2,021,473        2,481,708         1.18                813,938
Spindrift Partners, L.P. (c)                                 3,307,261        2,173,372         1.04               (513,137)
TCS Capital II, L.P.                                         6,659,258        9,183,391         4.38              1,816,952
Tiedemann/Falconer Partners, L.P.                           11,200,000       10,917,756         5.20               (282,244)
Trian Partners, L.P.                                        18,000,000       19,190,141         9.14              2,454,094
Valinor Capital Partners, L.P.                              10,500,000       11,955,409         5.70              1,841,553
Wesley Capital QP, L.P.                                      6,465,771        7,640,519         3.64                792,538
                                                          ------------     ------------       ------            -----------
  LONG/SHORT EQUITY SUBTOTAL                              $167,168,308     $190,409,989        90.71%           $23,809,840

Redeemed Investment Funds (d)                                       --               --           --                575,368
                                                          ------------     ------------       ------            -----------
TOTAL                                                     $167,168,308     $190,409,989        90.71%           $24,385,208
                                                          ============     ============       ======            ===========


                                                                                                                DOLLAR AMOUNT OF
                                                            INITIAL                                           FAIR VALUE FOR FIRST
                                                          ACQUISITION                      FIRST AVAILABLE         AVAILABLE
            INVESTMENT FUND                                   DATE      LIQUIDITY (a)       REDEMPTION (b)       REDEMPTION (b)
--------------------------------------------------------  -----------   -------------      ----------------   --------------------
LONG/SHORT EQUITY
Alydar QP Fund, L.P.                                       9/1/2008       Quarterly
Alysheba QP Fund, L.P.                                     9/1/2008       Quarterly
Artis Aggressive Growth (Institutional),  L.P.             9/1/2008       Quarterly
Axial Capital Institutional, L.P.                          7/1/2008     Semi-Annually          6/30/2010           11,547,491
Brant Point Fund, L.L.C.                                   1/1/2008       Quarterly           12/31/2009           22,362,086
Cobalt Partners, L.P.                                      1/1/2002    Semi-Annually
GCore Capital Partners, LP.                                3/1/2009       Quarterly            3/31/2010            9,558,329
JANA Partners Qualified, L.P. (c)                          1/1/2006          N/A
JANA Piranha Fund, L.P.                                    3/1/2006          N/A
MSG Partners, L.P.                                         1/1/2009        Annually           12/31/2009            5,475,843
Southpoint Qualified Fund, L.P.                           11/1/2006        Annually
Spindrift Partners, L.P.                                   7/1/2005    Semi-Annually
Spindrift Partners, L.P. (c)                               7/1/2005          N/A
TCS Capital II, L.P.                                       5/1/2004        Annually
Tiedemann/Falconer Partners, L.P.                          1/1/2009       Quarterly
Trian Partners, L.P.                                       7/1/2006        Annually           12/31/2009           19,190,141
Valinor Capital Partners, L.P.                             7/1/2007        Annually
Wesley Capital QP, L.P.                                    9/1/2004       Quarterly

(a)  Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)  Investment Funds with no dates or amounts can be redeemed in full.
(c)  A portion or all of the Funds' interests in the Investment Fund are held in side pockets which have restricted liquidity.
(d)  Realized gain/(loss) from redeemed Investment Funds includes both gain/(loss) recognized from the sale of investments plus any gain/(loss) recognized from adjustments to hold-back amounts from prior year sales of investments received in the current year.

                                                                                              UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  SEPTEMBER 30, 2009

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The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investments.


                                                       ASSETS TABLE
-------------------------------------------------------------------------------------------------------------------------
                                                                                            LEVEL 2         LEVEL 3
                                                         TOTAL FAIR                       SIGNIFICANT     SIGNIFICANT
                                                          VALUE AT          LEVEL 1       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                              09/30/2009      QUOTED PRICES      INPUTS          INPUTS
-------------------------------------------------------------------------------------------------------------------------
Long/Short Equity                                       $190,409,989      $        --    $         --    $190,409,989
TOTAL ASSETS                                            $190,409,989      $        --    $         --    $190,409,989
                                                        -----------------------------------------------------------------


The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                             CHANGE IN
                             BALANCE AS OF       ACCRUED                     UNREALIZED        NET       TRANSFERS IN  BALANCE AS OF
                              DECEMBER 31,      DISCOUNTS/     REALIZED     APPRECIATION/   PURCHASES/     AND/OR OUT  SEPTEMBER 30,
DESCRIPTION                       2008          PREMIUMS      GAIN/(LOSS)   DEPRECIATION     (SALES)      OF LEVEL 3       2009
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
INVESTMENTS IN
INVESTMENT
STRATEGIES
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      Long/Short
      Equity                   151,534,283         --           81,162       24,304,046      14,490,498       --        190,409,989
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      TOTAL                    151,534,283         --           81,162       24,304,046      14,490,498       --        190,409,989
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Net Change in unrealized appreciation/(depreciation) on Level 3 assets and liabilities still held as of September 30, 2009 is
$24,304,046.

The FASB issued in September 2009 Accounting Standards Update No. 2009-12, "Fair Value Measurements and Disclosures (Topic 820), Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)". The provisions contained within Accounting Standards Update 2009-12 are effective for interim and annual periods ending after December 15, 2009. At this time, management is evaluating the implications of Accounting Standards Update 2009-12 and its impact on future financial statements and accompanying notes has not yet been determined.

ITEM 2.   CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Equity Opportunity Fund II, L.L.C.
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By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       November 24, 2009
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       November 24, 2009
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By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       November 24, 2009
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* Print the name and title of each signing officer under his or her signature.